SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

On November 15, 2023 the Company exercised the fourth extension to the loan with Greentree Financial, extending the maturity date of the loan to February 15, 2024 and issued 10,000 shares for the extension, for a total of 40,000 shares for all four extensions.

NOTE 11. SUBSEQUENT EVENTS

In January 2023, the Company issued 640,000 shares to Gerry Newman pursuant to a consulting agreement and 340,000 to Greentree Financial.

In February 2023, the CEO Jacqueline von Zwehl cancelled 7,880,000 shares, which was recorded to additional paid in capital for $78,800.

In February through March 2023, the Company offered shares in a private placement. The Company issued 252,500 shares at the price of $2.00/share, raising a total of $505,000.

In March 2023, we issued 595,000 shares of common stock to our Chief Growth Officer, Christopher von Zwehl for his services to the Company. 670,000 shares issued for services in total.

In March 2023, we issued an aggregate of 40,000 shares to two charities as a gift.

In June 2023, the Company issued an aggregate of 410,000 shares of common stock for services.

In June 2023, we issued 12,500 shares to an investor for a total of $25,000.

On August 4, 2022 the Company issued 200,000 warrants to Greentree Financial., associated with notes payable, that are contingent upon the Company’s initial public offering. The warrants were valued at approximately $229,000 using the Black Scholes pricing model relying on the following assumptions: volatility 66.15%; annual rate of return of dividends 0%; discount rate 2.76%. As of August 2, 2023, the IPO has not occurred and the warrants remain inactive.

In June 2023, the Company entered into a consulting agreement with Chartered Services LLC (“Consultant”). As compensation for signing this agreement, the Company issued to the Consultant warrants to purchase up to 300,000 shares of common stock at an exercise price of $2 per share.

The warrant was valued at approximately $361,724 using the Black Scholes pricing model relying on the following assumptions: volatility 69.13%; annual dividend rate 0%; discount rate 3.96%.

On August 2, 2023, the loan was amended to extend the maturity date. The new maturity date can be extended at the request of the Company for up to two three-month extensions, which would be up to February 15, 2024, if exercised. The amendment includes the issuance of 10,000 shares of common stock for each extension, if the Company chooses to exercise its right of extension, totaling up to 20,000 shares of common stock. No other terms of the agreement were amended.